Discontinued Operations (Consolidated Income Statement - Discontinued Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations before income taxes and noncontrolling interests	$ 988	$ 942	$ 1,077
Income taxes	161	154	287
Net income from discontinued operations	827	788	790
BlackRock, Inc. | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noninterest income	988	942	1,077
Total revenue	988	942	1,077
Income from discontinued operations before income taxes and noncontrolling interests	988	942	1,077
Income taxes	161	154	287
Net income from discontinued operations	$ 827	$ 788	$ 790